Related Party Transactions - Sales to and Purchases From Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales	$ 157	$ 127	$ 132
Purchases	29	24	27
Associates [member]
Disclosure of transactions between related parties [line items]
Sales	42	31	41
Purchases	$ 19	$ 15	$ 18